7. INVESTMENTS IN SUBSIDIARIES (Details 1) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Non Current
Total non current assets	$ 55,054	$ 54,108
Borrowings	37,126	15,286
Total non current liabities	52,027	33,140
Current
Cash and cash equivalents	799	1,421	$ 517	$ 335
Other current assets	0	1
Total current assets	36,912	23,150
Borrowings	5,840	10,686
Total current liabilities	29,958	30,063
Equity	20,112	14,074	$ 8,381	$ 3,553
Non-controlling interest	3,202	3,020
Edenor
Non Current
Total non current assets	16,042	12,311
Borrowings	4,192	2,770
Other non current liabilities	7,511	6,238
Total non current liabities	11,703	9,008
Current
Cash and cash equivalents	83	259
Other current assets	9,180	6,363
Total current assets	9,263	6,622
Borrowings	71	54
Other current liabilities	12,470	9,509
Total current liabilities	12,541	9,563
Equity	1,061	362
Non-controlling interest	514	175
PELSA
Non Current
Total non current assets	5,081	4,896
Other non current liabilities	954	1,012
Total non current liabities	954	1,012
Current
Cash and cash equivalents	162	77
Other current assets	1,727	1,154
Total current assets	1,889	1,231
Other current liabilities	599	630
Total current liabilities	599	630
Equity	5,417	4,485
Non-controlling interest	$ 2,227	$ 1,844